Other Financial Data (Accrued Expenses) (Details) (USD $) In Millions	Sep. 30, 2011	Sep. 30, 2010
Other Financial Data [Abstract]
Employee compensation	$ 640	$ 683
Customer advanced payments	385	385
Product warranty	$ 211	$ 224